PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS (Fair Value Measurement of Level 3 Pension Plan Assets) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Equity Securities [Member] | Significant Unobservable Inputs (Level 3) [Member] | Defined Benefit Pension Plans [Member]
Pension Plan, Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of plan assets, beginning balance	$ 0	$ 3
Acquisition/divestiture/other activity		0
Relating to assets sold	(3)	(16)
Relating to assets held	2	16
Purchase, sales and settlements	1	(3)
Transfers into Level 3, net	0
Foreign currency impact	0	0
Fair value of plan assets, ending balance	0	0
Equity Securities [Member] | Defined Benefit Pension Plans [Member]
Pension Plan, Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of plan assets, ending balance	6,676	6,209
Company common stock [Member]
Pension Plan, Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of plan assets, ending balance	13	11
Fixed Income Securities [Member] | Significant Unobservable Inputs (Level 3) [Member] | Defined Benefit Pension Plans [Member]
Pension Plan, Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of plan assets, beginning balance	50	28
Acquisition/divestiture/other activity		44
Relating to assets sold	2	(6)
Relating to assets held	2	13
Purchase, sales and settlements	(6)	(29)
Transfers into Level 3, net	2
Foreign currency impact	0	0
Fair value of plan assets, ending balance	50	50
Fixed Income Securities [Member] | Defined Benefit Pension Plans [Member]
Pension Plan, Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of plan assets, ending balance	5,424	5,236
Alternative Investments [Member] | Significant Unobservable Inputs (Level 3) [Member] | Defined Benefit Pension Plans [Member]
Pension Plan, Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of plan assets, beginning balance	1,458	1,242
Acquisition/divestiture/other activity		257
Relating to assets sold	32	(23)
Relating to assets held	162	(121)
Purchase, sales and settlements	379	99
Transfers into Level 3, net	1
Foreign currency impact	(5)	4
Fair value of plan assets, ending balance	2,027	1,458
Alternative Investments [Member] | Defined Benefit Pension Plans [Member]
Pension Plan, Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of plan assets, ending balance	2,496	1,880
Other Investment Plan Assets [Member] | Significant Unobservable Inputs (Level 3) [Member] | Defined Benefit Pension Plans [Member]
Pension Plan, Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of plan assets, beginning balance	43	20
Acquisition/divestiture/other activity		20
Relating to assets sold	0	0
Relating to assets held	(1)	2
Purchase, sales and settlements	(2)	1
Transfers into Level 3, net	0
Foreign currency impact	0	0
Fair value of plan assets, ending balance	40	43
Other Investment Plan Assets [Member] | Defined Benefit Pension Plans [Member]
Pension Plan, Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of plan assets, ending balance	448	434
Defined Benefit Pension Plans [Member]
Pension Plan, Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of plan assets, beginning balance	14,589	11,573
Acquisition/divestiture/other activity	(16)	1,439
Foreign currency impact	(28)	279
Fair value of plan assets, ending balance	15,851	14,589
Significant Unobservable Inputs (Level 3) [Member] | Defined Benefit Pension Plans [Member]
Pension Plan, Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of plan assets, beginning balance	1,551	1,293
Acquisition/divestiture/other activity		321
Relating to assets sold	31	(45)
Relating to assets held	165	(90)
Purchase, sales and settlements	372	68
Transfers into Level 3, net	3
Foreign currency impact	(5)	4
Fair value of plan assets, ending balance	$ 2,117	$ 1,551